Bank overdrafts, bonds and bank loans - Bank Overdrafts, Bonds and Bank Loans Amounts Falling Due Within One Year (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of bank overdraft bonds and bank loans [abstract]
Bank overdrafts	£ 358.2	£ 505.7	£ 342.3
Bonds	588.1	663.3
Current borrowings	£ 946.3	£ 1,169.0